Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rent expense, inclusive of short-term and variable lease expense	$ 0.8	$ 1.2
Cash paid for operating lease liabilities	$ 0.7	$ 0.9
Lease term	1 year
Maximum [Member]
Lease term	5 years
Leases renewal terms	5 years
Minimum [Member]
Leases renewal terms	3 years